Quantities of Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	38,665	41,684	37,936
Revisions	(3,153)	(8,663)	(185)
Extensions	1,827	8,074	5,759
Production	(2,810)	(2,430)	(1,826)
Proved Reserves at December 31	34,529	38,665	41,684
Developed	12,486	13,717	13,074
Undeveloped	22,043	24,948	28,610
Total Proved	34,529	38,665	41,684
Oil and NGL [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year		3,515	226
Revisions			147
Acquisitions			15
Sales of reserves in place		(3,454)
Extensions			3,267
Production		(61)	(140)
Proved Reserves at December 31			3,515
Developed			659
Undeveloped			2,856
Total Proved			3,515
Gas [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year		6,492	1,126
Revisions			914
Acquisitions			12
Sales of reserves in place		(6,155)
Extensions			4,863
Production		(337)	(423)
Proved Reserves at December 31			6,492
Developed			2,476
Undeveloped			4,016
Total Proved			6,492
HNR Finance [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	48,332	52,105	47,419
Revisions	(3,941)	(10,829)	(230)
Extensions	2,283	10,093	7,199
Production	(3,513)	(3,037)	(2,283)
Proved Reserves at December 31	43,161	48,332	52,105
Developed	15,607	17,147	16,342
Undeveloped	27,554	31,185	35,763
Total Proved	43,161	48,332	52,105
Venezuela [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	(9,667)	(10,421)	(9,483)
Revisions	788	2,166	45
Extensions	(456)	(2,019)	(1,440)
Production	703	607	457
Proved Reserves at December 31	(8,632)	(9,667)	(10,421)
Developed	(3,121)	(3,430)	(3,268)
Undeveloped	(5,511)	(6,237)	(7,153)
Total Proved	(8,632)	(9,667)	(10,421)
Petrodelta's [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	27,840	50,055	50,168
Revisions	(3,961)	(23,289)	(674)
Extensions	313	2,101	1,754
Production	(982)	(1,027)	(1,193)
Proved Reserves at December 31	23,210	27,840	50,055
Developed	17,906	20,291	18,281
Undeveloped	5,304	7,549	31,774
Total Proved	23,210	27,840	50,055
Petrodelta's [Member] | HNR Finance [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	34,800	62,568	62,710
Revisions	(4,952)	(29,111)	(843)
Extensions	391	2,627	2,192
Production	(1,227)	(1,284)	(1,491)
Proved Reserves at December 31	29,012	34,800	62,568
Developed	22,383	25,364	22,850
Undeveloped	6,629	9,436	39,718
Total Proved	29,012	34,800	62,568
Petrodelta's [Member] | Venezuela [Member]
Reserve Quantities [Line Items]
Proved Reserves at beginning of the year	(6,960)	(12,513)	(12,542)
Revisions	991	5,822	169
Extensions	(78)	(526)	(438)
Production	245	257	298
Proved Reserves at December 31	(5,802)	(6,960)	(12,513)
Developed	(4,477)	(5,073)	(4,569)
Undeveloped	(1,325)	(1,887)	(7,944)
Total Proved	(5,802)	(6,960)	(12,513)